Investments - Summary of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Beginning balance	R$ 7,792	R$ 8,753	R$ 9,745
Beginning balance	7,792	8,694	9,717
Gain (loss) by equity method (Income statement)	(104)	(252)	(302)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	(119)
Gain (loss) by equity method (Other comprehensive income)		(41)	1
Dividends	(354)	(420)	(632)
Additions / acquisitions	511	292	1,455
Injections / acquisitions		292	1,455
Disposals	(37)	(569)	(706)
Reclassification to held for sale	(1,828)
Other		88	(839)
Others	(626)	29	(808)
Ending balance		7,792	8,694
Ending balance	5,235	7,792	8,753
Madeira Energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	535	644	676
Gain (loss) by equity method (Income statement)	(163)	(109)	(71)
Additions / acquisitions	25		39
Others	(127)
Ending balance	270	535	644
Fip Melbourne [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	582	677	703
Gain (loss) by equity method (Income statement)	(139)	(95)	(63)
Additions / acquisitions	27		40
Others			(3)
Ending balance	470	582	677
Ativas Data Center [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	17	18
Gain (loss) by equity method (Income statement)	(1)	(2)	(31)
Additions / acquisitions			99
Others		1	(50)
Ending balance	16	17	18
Beginning balance			(28)
Other			28
Companhia de Transmissao Centroeste de Minas [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	21	21	18
Gain (loss) by equity method (Income statement)	5	5	5
Dividends	(6)	(5)	(2)
Ending balance	20	21	21
Light [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,534	1,070	1,188
Gain (loss) by equity method (Income statement)	19	35	(121)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	(231)
Gain (loss) by equity method (Other comprehensive income)		(3)	3
Dividends	(8)
Reclassification to held for sale	(1,255)
Others	(59)	432
Ending balance		1,534	1,070
RME [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	383	339
Gain (loss) by equity method (Income statement)	3	7	(20)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	(52)
Gain (loss) by equity method (Other comprehensive income)		(2)
Dividends	(1)		(58)
Additions / acquisitions	104	38	247
Reclassification to held for sale	(326)
Merger			169
Others	(111)	1	1
Ending balance		383	339
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	12	19	24
Gain (loss) by equity method (Income statement)	(7)	(7)	(5)
Reclassification to held for sale	(4)
Others	(1)
Ending balance		12	19
Lightger [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	41	42	37
Gain (loss) by equity method (Income statement)	3	2	5
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	84
Dividends	(2)	(3)
Reclassification to held for sale	(126)
Ending balance		41	42
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	25		19
Gain (loss) by equity method (Income statement)	30	(13)	(103)
Additions / acquisitions	57	97	25
Reclassification to held for sale	(112)
Others		(59)	59
Ending balance		25
Beginning balance		(59)
Other		59	(59)
Ending balance			(59)
Usina Hidreletrica Itaocara SA [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	4	3
Gain (loss) by equity method (Income statement)	(4)	(2)
Additions / acquisitions	5	3	3
Reclassification to held for sale	(5)
Ending balance		4	3
Hidreletrica Pipoca [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	26	32	27
Gain (loss) by equity method (Income statement)	7	2	5
Dividends	(2)	(8)
Ending balance	31	26	32
Hidreletrica Cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	58	50	42
Gain (loss) by equity method (Income statement)	10	10	10
Dividends	(19)	(3)	(2)
Others		1
Ending balance	49	58	50
Baguari Energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	148	162	187
Gain (loss) by equity method (Income statement)	28	17	41
Dividends	(15)	(30)	(14)
Others	1	(1)	(52)
Ending balance	162	148	162
Central Eolica Praias de Parajuru [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	60	63	63
Gain (loss) by equity method (Income statement)	(6)	(1)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	21
Additions / acquisitions	74
Disposals	(3)
Others	(146)	(2)
Ending balance		60	63
Central Eolica Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	68	81	85
Gain (loss) by equity method (Income statement)	(16)	(12)	(4)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	59
Additions / acquisitions	92
Disposals	(22)
Others	(181)	(1)
Ending balance		68	81
Central Eolica Praias de Morgado [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	51	60	62
Gain (loss) by equity method (Income statement)	(15)	(8)	(2)
Disposals	(12)
Others	(24)	(1)
Ending balance		51	60
Amazonia Energia [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	867	781	495
Gain (loss) by equity method (Income statement)	80	1	(6)
Additions / acquisitions	69	85	292
Others	(3)
Ending balance	1,013	867	781
Alianca Norte [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	577	527	354
Gain (loss) by equity method (Income statement)	44	(2)	(7)
Additions / acquisitions	43	51	180
Others		1
Ending balance	664	577	527
Taesa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,101	1,583	2,242
Gain (loss) by equity method (Income statement)	225	216	342
Dividends	(208)	(183)	(382)
Disposals		(515)	(619)
Others	25
Ending balance	1,143	1,101	1,583
Renova [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	282	689	1,527
Gain (loss) by equity method (Income statement)	(282)	(390)	(372)
Gain (loss) by equity method (Other comprehensive income)		(34)	19
Additions / acquisitions		18	278
Others		(1)	(763)
Ending balance		282	689
Alianca Geracao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,242	1,319	1,327
Gain (loss) by equity method (Income statement)	65	72	104
Dividends	(90)	(149)	(112)
Ending balance	1,217	1,242	1,319
Retiro Baixo [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	158	162	148
Gain (loss) by equity method (Income statement)	10	10	16
Dividends	(3)	(14)	(2)
Additions / acquisitions	6
Ending balance	171	158	162
UFV Janauba Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Gain (loss) by equity method (Income statement)	0
Additions / acquisitions	9
Ending balance	R$ 9
Companhia Transleste de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		22	18
Gain (loss) by equity method (Income statement)		5	6
Dividends		(7)	(2)
Disposals		(20)
Ending balance			22
Companhia Transudeste de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		21	18
Gain (loss) by equity method (Income statement)		3	4
Dividends		(12)	(1)
Disposals		(12)
Ending balance			21
Companhia Transirape de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		24	19
Gain (loss) by equity method (Income statement)		4	5
Dividends		(6)
Disposals		(22)
Ending balance			24
Transchile Charrua Transmision SA [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			108
Gain (loss) by equity method (Income statement)			2
Gain (loss) by equity method (Other comprehensive income)			(23)
Disposals			(87)
Lepsa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		344
Gain (loss) by equity method (Income statement)			(18)
Gain (loss) by equity method (Other comprehensive income)		(2)	1
Dividends			(57)
Additions / acquisitions			252
Merger			166
Others		R$ (342)
Ending balance			344
Parati [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			358
Gain (loss) by equity method (Income statement)			(24)
Gain (loss) by equity method (Other comprehensive income)			1
Merger			R$ (335)